Schedule of Loss on Disposal on Mingshitang (Detail) (Mingshitang [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Apr. 30, 2011
Mingshitang [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 460
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383
Disposal loss	$ (1,177)